SUPPLEMENT TO PROSPECTUS DATED MAY 3, 1999

                        SUPPLEMENT DATED JANUARY 3, 2000

This Supplement should be retained with the current Prospectus for your variable annuity contract issued by American Skandia Life Assurance Corporation ("American Skandia"). If you do not have a current prospectus, please contact American Skandia at 1-800-SKANDIA.

                    A. ADDITIONAL VARIABLE INVESTMENT OPTION

THE UNDERLYING PORTFOLIO SHOWN BELOW IS BEING OFFERED AS A NEW SUB-ACCOUNT UNDER YOUR ANNUITY AS OF JANUARY 3, 2000.

------------------------------------------------------------------------------------------------------------------------------------
                UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
    (as a percentage of the average net assets of the underlying Portfolios)

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------- --------------- ------------- --------------- -------------- -------------- ----------
                                                MANAGEMENT     OTHER          ESTIMATED     TOTAL Annual        Fee        Net
                                                   Fees         Expenses     Distribution     Portfolio    Waivers and     Annual
            UNDERLYING PORTFOLIO                                             and Service      Operating      Expense       Fund
                                                                               (12b-1)        Expenses     Reimbursement  Operating
                                                                               FEES(1)                                     Expenses

--------------------------------------------- --------------- ------------- --------------- -------------- -------------- ----------
--------------------------------------------- --------------- ------------- --------------- -------------- -------------- ----------
AST ALGER ALL-CAP GROWTH(2)                        0.95%         0.22%           0.06%           1.23%           N/A          1.23%
--------------------------------------------- --------------- ------------- --------------- -------------- -------------- ----------
1    American  Skandia  Trust (the  "Trust")  adopted a  Distribution  Plan (the
     "Distribution Plan") under Rule 12b-1 of the Investment Company Act of 1940 to permit  an  affiliate  of the  Trust's  Investment  Manager  to  receive brokerage  commissions in connection with purchases and sales of securities held by Portfolios of the Trust,  and to use these  commissions  to promote the sale of shares of such  Portfolios.  The  staff of the  Securities  and
     Exchange  Commission  takes the position that commission  amounts  received under the Distribution Plan should be reflected as distribution expenses of the Portfolios.  The Portfolios would pay the same or comparable commission amounts irrespective of the Distribution Plan;  accordingly,  total returns for  the  Portfolios  are  not  expected  to  be  adversely  affected.  The
     Distribution  Fee estimate is derived  from data  regarding  other  similar
     Portfolio's   brokerage   transactions,   and  the   proportions   of  such
     transactions  directed to selling  dealers,  for the period  ended June 30,
     1999. However, it is not possible to determine with accuracy actual amounts that will be received under the  Distribution  Plan. Such amounts will vary based upon the level of a Portfolio's brokerage activity, the proportion of such activity directed under the Distribution Plan, and other factors.

2 This Portfolio commenced operations as of December 30, 1999. "Other expenses" shown are based on estimated amounts for the fiscal year ending
     December 31, 2000.

EXPENSE EXAMPLES

THE EXPENSE EXAMPLE SHOWN BELOW IS BEING ADDED WITH RESPECT TO THE NEW PORTFOLIO THAT IS BEING OFFERED AS A SUB-ACCOUNT UNDER YOUR ANNUITY AS OF JANUARY 3, 2000.

------------------------------------------------------------------------------------------------------------------------------------
                                                                  EXPENSE EXAMPLES
                                                 (amounts shown are rounded to the nearest dollar)

------------------------------------------------------------------------------------------------------------------------------------

                                         ---------------------------------------------- ---- ------------------------------------
                                       If you surrender  your Annuity at the end  If you do not surrender your Annuity at the end
                                       of the applicable time period, you would   of the applicable time period or begin taking
                                       pay the following expenses on a $1,000     annuity payments at such time, you would pay the
                                       investment, assuming 5% annual return on   following expenses on a $1,000 investment,
                                       assets:                                    assuming 5% annual return on assets:

                                         -------------------------------------------- ----- ----------------------------------------


                                             AFTER:                                        AFTER:

------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ------
SUB-ACCOUNT:                                 1 YEAR    3 YEARS    5 YEARS   10 YEARS       1 YEAR     3 YEARS    5 YEARS   10 YEARS
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ------
AST Alger All-Cap Growth                       103        145       184        304            28         85        144        304
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ------


THE FOLLOWING UNDERLYING PORTFOLIO IS BEING ADDED TO THE SECTION ENTITLED "WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?"

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

------------------- ------------------------------------------------------------------------------------------------ ---------------
                                                                                                                        PORTFOLIO
       STYLE/                                  INVESTMENT OBJECTIVES/POLICIES                                            ADVISOR/
       TYPE                                                                                                           SUB-ADVISOR

------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                     AST ALGER ALL-CAP GROWTH:  SEEKS LONG-TERM  CAPITAL GROWTH.
                     The Portfolio invests primarily in equity securities,  such
                     as  common or  preferred  stocks,  that are  listed on U.S.                                      Fred Alger
     GROWTH          exchanges or in the over-the-counter  market. The Portfolio                                   Management, Inc.
                     may invest in the equity  securities  of  companies  of all sizes, and may emphasize either larger or smaller companies at a given time based on the  Sub-advisor's  assessment  of particular companies and market conditions.

------------------- ------------------------------------------------------------------------------------------------ ---------------


                             B. SUB-ACCOUNT CLOSING

AST JANUS SMALL-CAP GROWTH PORTFOLIO/SUB-ACCOUNT

American Skandia Trust is closing the AST Janus Small-Cap Growth portfolio to new allocations effective on the close of business, January 18, 2000. Except as indicated below, the AST Janus Small-Cap Growth portfolio will no longer be offered as a Sub-account under Annuities issued after January 18, 2000. Contracts issued on or before January 18, 2000 will not be allowed to allocate additional Account Value or make transfers into the AST Janus Small-Cap Growth Sub-account. Contracts issued after January 18, 2000 on applications received by American Skandia on or before January 18, 2000 will be allowed to make an initial allocation to the AST Janus Small-Cap Growth Sub-account if elected on the application but will not be allowed to make additional allocations. Bank drafting, dollar cost averaging, asset allocation and rebalancing programs that were effective on or before January 18, 2000 and included the AST Janus Small-Cap Growth Sub-account will be allowed to continue. However, no changes involving the AST Janus Small-Cap Growth Sub-account may be made to such programs.

The Portfolio may be offered to new and existing Contract Owners as a Sub-account at some future date. However, at the present time, American Skandia has no intention to do so.

ASAP2-SUPP. (01/03/2000)R                                         VAASAP2 01/03R